Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments, Contingencies and Guarantees
Schedule of future annual minimum lease commitments	Future annual minimum lease commitments under these operating leases as of December 31, 2015, are as follows (in millions):

2016	$5.4
2017	3.8
2018	2.7
2019	1.7
2020	1.6
Thereafter	6.2
Total	$21.4